FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets and other assets	$ 17,254	$ 17,064
Financial assets pledged as collateral for liabilities or contingent liabilities	5,200	4,704
Disclosure of financial liabilities [line items]
Financial liabilities	40,783	33,644
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	640	435
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	220	370
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	39,923	32,839
FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	518	933
FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	6,243	5,561
Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	10,493	10,570
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	11,707	9,868
Accounts payable and other | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	640	435
Accounts payable and other | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	220	370
Accounts payable and other | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	10,847	9,063
Borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	29,076	23,776
Borrowings (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	29,076	23,776
Provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits and tax/duties
Disclosure of financial liabilities [line items]
Financial liabilities	7,929	8,064
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets and other assets	2,588	2,743
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	2,588	2,743
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	5,638	4,989
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Accounts and other receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	5,638	4,989
Other assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	478	536
Other assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Other assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Other assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	478	536
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	8,550	8,796
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	518	933
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	6,243	5,561
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	1,789	2,302
Prepayments, subrogation recoverable, deferred policy acquisition costs
Disclosure of financial assets [line items]
Financial assets and other assets	$ 1,369	$ 1,048